Other Financial Data Schedule of Other Expense/(Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Other Income and Expenses [Abstract]
Amortization of prior service costs/(credits)	$ (306)	$ (311)	$ (328)
Net pension and postretirement non-service cost/(benefit)	(172)	(40)	(308)
Loss/(gain) on sale of business	(420)	15	0
Interest income	36	35	43
Foreign exchange loss/(gain)	10	166	13
Other miscellaneous expense/(income)	(28)	37	39
Other expense/(income)	$ 952	$ 168	$ 627